ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
3	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2015	2016
	RMB	RMB
Accounts receivable:
Gross	237,624	214,142
Unearned interest	(15,997)	(15,130)
Total accounts receivable	221,627	199,012
Less: allowance for doubtful accounts	(66,857)	(100,462)
Accounts receivable, net	154,770	98,550

The classification of accounts receivable is as follows:

	December 31,
	2015	2016
	RMB	RMB
Accounts receivable, net – current portion	146,999	97,374
Accounts receivable, net – non-current portion	7,771	1,176
Total accounts receivable, net	154,770	98,550

The movements of the allowance for doubtful accounts are as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at the beginning of the year	14,041	35,347	66,857
Additions charged to bad debt expense	46,000	63,103	33,605
Write-off of bad debt allowance	(24,694)	(31,593)	-
Balance at the end of the year	35,347	66,857	100,462

The aging analysis of our accounts receivable based on due date is as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Aging:
– current	104,368	78,276
– 1-3 months past due	37,005	15,306
– 4-6 months past due	13,373	10,846
– 7-12 months past due	18,015	22,748
– greater than one year past due	48,866	71,836
Total accounts receivable	221,627	199,012